CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Previously reported	Share Capital	Share Capital Previously reported	Additional Paid-in Capital	Additional Paid-in Capital Previously reported	Contributed Surplus	Contributed Surplus Previously reported	Accumulated Other Comprehensive Loss [1]	Accumulated Other Comprehensive Loss Previously reported [1]	Retained (Losses)/Earnings	Retained (Losses)/Earnings Previously reported	Non-controlling Interests	Non-controlling Interests Previously reported
Balance at beginning of the period at Dec. 31, 2020	$ 1,630,647		$ 109,944		$ 1,969,602		$ 200,000		$ (56,073)		$ (930,950)		$ 338,124
Increase (Decrease) in Stockholders' Equity
Net income	560,615										413,851		146,764
Dividends	(37,136)												(37,136)
Employee stock compensation	4,330				4,330
Forfeiture of employee stock compensation	(809)				(809)
Restricted stock units	0		264		(264)
Proceeds from subscription of equity interest in Gimi MS Corporation	25,403												25,403
Repurchase and cancellation of treasury shares	(24,484)		(1,985)								(22,499)
Realized accumulated comprehensive losses on disposal of investment in affiliate	43,380								43,380
Deconsolidation of lessor VIEs	(25,888)												(25,888)
Other comprehensive income	1,859								1,859
Other comprehensive income (loss)	45,239
Balance at end of the period at Dec. 31, 2021		$ 2,177,917		$ 108,223		$ 1,972,859		$ 200,000		$ (10,834)		$ (539,598)		$ 447,267
Increase (Decrease) in Stockholders' Equity
Net income	939,057										787,773		151,284
Dividends	(55,169)												(55,169)
Exercise of share options	161		6		155
Employee stock compensation	3,937				3,937
Forfeiture of employee stock compensation	(157)				(157)
Restricted stock units	0		187		(187)
Proceeds from subscription of equity interest in Gimi MS Corporation	39,275												39,275
Repurchase and cancellation of treasury shares	(25,477)		(1,190)								(24,287)
Realized accumulated comprehensive losses on disposal of investment in affiliate	0
Deconsolidation of lessor VIEs	(182,707)												(182,707)
Other comprehensive income (loss)	5,023								5,023
Balance at end of the period at Dec. 31, 2022	2,900,174	$ 2,900,174		$ 107,226		$ 1,936,746		$ 200,000		$ (5,811)		$ 262,063		$ 399,950
Increase (Decrease) in Stockholders' Equity
Net income	(2,850)										(46,793)		43,943
Dividends	(102,897)										(79,448)		(23,449)
Employee stock compensation	5,989				5,989
Forfeiture of employee stock compensation	(109)				(109)
Restricted stock units	0		249		(249)
Proceeds from subscription of equity interest in Gimi MS Corporation	80,021												80,021
Repurchase and cancellation of treasury shares	(61,684)		(2,897)								(58,787)
Realized accumulated comprehensive losses on disposal of investment in affiliate	0
Other comprehensive income (loss)	739								739
Reacquisition of common units of Golar Hilli LLC	(216,940)				(251,249)								34,309
Balance at end of the period at Dec. 31, 2023	$ 2,602,443		$ 104,578		$ 1,691,128		$ 200,000		$ (5,072)		$ 77,035		$ 534,774

[1]	As of December 31, 2023, 2022 and 2021, our accumulated other comprehensive loss consisted of (i) $3.8 million, $5.0 million and $10.8 million losses in relation to our pension and post retirement benefit plan and (ii) $1.3 million, $0.8 million and $nil share of equity method investment’s comprehensive losses from continuing operations, respectively.